Prepayments and Oher Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 25, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	May 25, 2021 CNY (¥)
Prepayments And Oher Receivables Net [Line Items]
Issuance, Shares		11,731,035	4,203,072	30,021,942
Cosmic Blue Investments Limited | Access Rights
Prepayments And Oher Receivables Net [Line Items]
Intangible assets | ¥					¥ 25,765
Amortized over the granted access term	2 years
Cosmic Blue Investments Limited | Other Advertising Resources
Prepayments And Oher Receivables Net [Line Items]
Deferred costs | ¥					¥ 141,176
Series F Convertible Redeemable Preferred Shares
Prepayments And Oher Receivables Net [Line Items]
Issuance, Shares		9,777,383
Series F Convertible Redeemable Preferred Shares | Cosmic Blue Investments Limited
Prepayments And Oher Receivables Net [Line Items]
Issuance, Shares	2,572,995
Net purchase consideration | $	$ 50,000